Commitments and Contingencies (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Minimum future rental payments under operating leases
2016	$ 852
2017	852
2018	852
2019	852
2020	852
Thereafter	8,601
Total minimum future payments	$ 12,861